Cash and Cash Equivalents - Adjustments for non-cash items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Adjustments to reconcile profit (loss) [abstract]
Income taxes	$ (772)	$ (178)	$ (1,557)
Tax credit schemes accounted for as grants	(226)	(12)	(510)
Depreciation	571	344	105
Impairment	87
Interest income	(13)
Interest expense	798	159	30
Share-based compensation expenses	942	1,379	3,408
Acquisition of property, plant and equipment		(90)
Change in fair value of convertible debt instruments	(395)
Gain in change from fair value of warrant liability	(395)
Other adjustments: Other adjustments, primarily exchange rate adjustments	(1,315)	(1,061)	107
Total adjustments for non-cash items	$ (323)	$ 541	$ 1,583